Shareholder Report, Holdings (Details)	Aug. 31, 2026
U.S. Government Securities Fund® - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class F-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class F-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class 529-A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class 529-A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class 529-C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class 529-C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class 529-E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class 529-E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class 529-F-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class 529-F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class 529-F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class 529-F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class R-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class R-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class R-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class R-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class R-2E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class R-2E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class R-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class R-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class R-4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class R-4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class R-5E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class R-5E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class R-5 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class R-5 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]
U.S. Government Securities Fund® - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.58%
U.S. Government Securities Fund® - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.46%
U.S. Government Securities Fund® - Class R-6 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Government Securities Fund® - Class R-6 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
U.S. Government Securities Fund® - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%	[1]

[1]	Includes derivatives.